INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-    INTANGIBLE ASSETS, NET

	December 31,
	2024	2023
Cost:

Technology	$28,819	$28,819
Customer relations	17,603	17,603
Non-Competition agreement	127	127
Customer data	12,043	12,043
Domain	552	552
Other intangible assets	291	291

	59,435	59,435

Less - accumulated amortization	37,294	31,425

Intangible assets, net	$22,141	$28,010

Estimated amortization expense for the years ended:

2025	$4,826
2026	4,243
2027	4,195
2028	3,603
2029	2,026
Thereafter	3,248

$22,141

Amortization expense related to intangible assets, net was included in the following line items in the consolidated statements of comprehensive income (loss):

	December 31,
	2024	2023	2022

Cost of revenues	$2,669	$2,669	$2,968
Selling and marketing	3,196	3,281	3,274
General and administrative	4	4	4

	$5,869	$5,954	$6,246